Income Taxes - Earnings Before Income Taxes by Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	$ 2,232.7	$ 862.1
Provision for (recovery of) income taxes	261.5	44.2
Net earnings	1,971.2	817.9
Canada
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	183.4	54.7
Provision for (recovery of) income taxes	79.3	47.4
Net earnings	104.1	7.3
United States
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	848.0	(78.2)
Provision for (recovery of) income taxes	23.5	(27.2)
Net earnings	824.5	(51.0)
UK
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	244.7	(115.4)
Provision for (recovery of) income taxes	24.0	(24.0)
Net earnings	220.7	(91.4)
Other
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	956.6	1,001.0
Provision for (recovery of) income taxes	134.7	48.0
Net earnings	$ 821.9	$ 953.0